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HARTFORD LIFE INSURANCE COMPANY
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                        GROUP VARIABLE ANNUITY CONTRACTS

       SUPPLEMENT DATED FEBRUARY 13, 1997 TO THE PROSPECTUS DATED MAY 1, 1996
        AS REVISED SEPTEMBER 24, 1996 AND NOVEMBER 1, 1996 RESPECTIVELY,
                  FOR MASTER GROUP VARIABLE ANNUITY CONTRACTS
                WITH RESPECT TO SEPARATE ACCOUNTS DC-I AND DC-II

The following is added as the third paragraph under "May I systematically transfer assets to the Sub-Accounts?" on page 17:

Dollar Cost Averaging may not be available to Participants under a Deferred Compensation Plan, a qualified pension or profit sharing plan, or to owners of Individual Retirement Annuities.

HV-279-0
33-19947
33-19949